Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Cash paid for the rentals included in the lease liabilities	¥ 1,933	¥ 1,972
Right-of-use assets obtained in exchange for lease liabilities	¥ 197	¥ 1,137